Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Investor Freedom® 2025 Portfolio
September 30, 2021
VIPIFF2025-NPRT3-1121
1.822896.116
Domestic Equity Funds - 29.1%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	298,404	15,764,707
VIP Equity-Income Portfolio Investor Class (a)	618,767	16,471,567
VIP Growth & Income Portfolio Investor Class (a)	743,845	18,774,649
VIP Growth Portfolio Investor Class (a)	157,594	16,191,188
VIP Mid Cap Portfolio Investor Class (a)	102,817	4,560,981
VIP Value Portfolio Investor Class (a)	635,558	12,069,240
VIP Value Strategies Portfolio Investor Class (a)	360,023	5,886,374
TOTAL DOMESTIC EQUITY FUNDS (Cost $50,837,178)		89,718,706

International Equity Funds - 28.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	2,515,607	34,816,003
VIP Overseas Portfolio Investor Class (a)	1,865,339	53,684,450
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $60,059,606)		88,500,453

Bond Funds - 38.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,950,129	22,289,970
Fidelity International Bond Index Fund (a)	222,549	2,232,170
Fidelity Long-Term Treasury Bond Index Fund (a)	644,029	9,331,984
VIP High Income Portfolio Investor Class (a)	1,138,539	6,182,264
VIP Investment Grade Bond Portfolio Investor Class (a)	5,778,447	79,280,295
TOTAL BOND FUNDS (Cost $112,368,957)		119,316,683

Short-Term Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (b)	920	920
VIP Government Money Market Portfolio Investor Class 0.01% (a)(c)	11,113,408	11,113,408
TOTAL SHORT-TERM FUNDS (Cost $11,114,328)		11,114,328

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $234,380,069)	308,650,170
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	308,650,170

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	30,482	-	29,562	13	-	-	920	0.0%
Total	30,482	-	29,562	13	-	-	920

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	18,095,023	5,388,285	1,878,977	649	8,126	677,513	22,289,970
Fidelity International Bond Index Fund	-	2,251,881	7,353	-	(20)	(12,338)	2,232,170
Fidelity Long-Term Treasury Bond Index Fund	6,572,870	5,165,656	1,853,134	154,885	(141,554)	(411,854)	9,331,984
VIP Contrafund Portfolio Investor Class	14,969,137	2,515,675	3,340,440	727,788	333,759	1,286,576	15,764,707
VIP Emerging Markets Portfolio Investor Class	35,887,197	8,433,536	7,590,570	1,456,001	405,282	(2,319,442)	34,816,003
VIP Equity-Income Portfolio Investor Class	15,791,935	2,735,035	3,917,087	535,590	160,554	1,701,130	16,471,567
VIP Government Money Market Portfolio Investor Class 0.01%	14,664,676	3,320,646	6,871,914	1,083	-	-	11,113,408
VIP Growth & Income Portfolio Investor Class	17,994,303	3,213,257	4,760,040	557,481	371,902	1,955,227	18,774,649
VIP Growth Portfolio Investor Class	15,253,498	3,992,163	3,239,725	1,857,278	199,114	(13,862)	16,191,188
VIP High Income Portfolio Investor Class	5,691,373	888,944	581,415	48,353	5,868	177,494	6,182,264
VIP Investment Grade Bond Portfolio Investor Class	73,884,194	16,693,049	9,730,354	1,106,818	(128,316)	(1,438,278)	79,280,295
VIP Mid Cap Portfolio Investor Class	4,362,315	606,768	1,060,788	17,053	125,716	526,970	4,560,981
VIP Overseas Portfolio Investor Class	45,124,394	12,447,213	8,038,348	1,400,205	214,001	3,937,190	53,684,450
VIP Value Portfolio Investor Class	11,562,591	1,705,485	3,320,430	27,991	533,561	1,588,033	12,069,240
VIP Value Strategies Portfolio Investor Class	5,653,850	789,962	1,709,352	9,137	302,703	849,211	5,886,374
	285,507,356	70,147,555	57,899,927	7,900,312	2,390,696	8,503,570	308,649,250

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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